Schedule of share options granted (Details)									12 Months Ended
	Mar. 24, 2026	Feb. 20, 2026 CAD ($) shares $ / shares	Oct. 07, 2025 CAD ($) shares $ / shares	Aug. 21, 2025 CAD ($) shares $ / shares	Jul. 30, 2025 CAD ($) shares $ / shares	Jun. 24, 2025 CAD ($) shares $ / shares	May 27, 2025 CAD ($) shares $ / shares	Apr. 02, 2025 CAD ($) shares $ / shares	Jun. 30, 2026 Integer	Jun. 30, 2025 Integer
Notes and other explanatory information [abstract]
Options granted		520,000	7,500	7,500	1,394,500	14,000	10,000	7,500	1,929,500	113,051
Granted value | $ / shares		$ 1.34	$ 1.35	$ 1.56	$ 0.98	$ 0.79	$ 0.70	$ 1.07
Vesting period (years)		2 years	2 years	2 years	2 years	2 years	2 years	2 years
Risk free interest rate	4.07%	2.69%	2.66%	2.94%	3.00%	2.82%	2.80%	2.54%
Volatility	27.97%	60.24%	58.72%	57.88%	57.88%	30.36%	30.28%	30.15%
Expected life (years)		5 years	5 years	5 years	5 years	5 years	5 years	5 years
Dividend yield | $